Recent Accounting Pronouncements (Adoption of new accounting pronouncements) (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings		$ 877	$ 488
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09 | Scenario, Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ 50